Leases	12 Months Ended
Jan. 31, 2022
Lease liabilities [abstract]
Leases [Text Block]

9. Leases

Right-of-use assets of $nil (January 31, 2021- $nil) and total lease liability of $nil (January 31, 2021- $nil) have been removed from the statement of financial position of the Company as of January 31, 2021 on account of the sale of Company's interest in Cultivar JA (Note 5).

Right of use assets

The Company's right of use assets as at January 31, 2022 and 2021 were as follows:

Balance as at January 31, 2020	$12,192
Amortization	(2,871)
Discontinuance of business (Note 5)	(9,321)
As at January 31, 2022 and 2021	$-

Lease liability

At the commencement date of the leases, the lease liability was measured at the present value of the lease payments that were not paid at that date. The lease payments are discounted using an interest rate of 18% which is the Company's incremental borrowing rate.

Lease liability interest expense recognized in profit and loss and lease payments recognized in the financing component of statement of cash flows are as follows:

Balance as at January 31, 2020	$15,189
Interest expense	687
Lease payments made during the year	(2,129)
Discontinuance of business (Note 5)	(13,747)
As at January 31, 2022 and 2021	$-

The Company's lease liability as at January 31, 2022 and 2021 was as follows:

	January 31, 2022	January 31, 2021

Lease liability - current	$-	$-
Lease liability - non- current		-
Total lease liability	$-	$-